ING USA Annuity and Life Insurance Company
and its Separate Account B

ING Rollover ChoiceSM Variable Annuity Contracts

Supplement dated July 8, 2010 to the Contract Prospectus, dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

The following information updates the list of funds available under your contract.

     The footnote attributable to the ING Van Kampen Equity and Income Portfolio (S Class) on the cover of your
     Contract Prospectus is hereby deleted and replaced with a reference to footnote 6. Accordingly, the list of funds is hereby deleted and replaced with the following:

The funds available under your contract are*:

Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ING Oppenheimer Global Portfolio (S Class)(6)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	ING Oppenheimer Global Strategic Income Portfolio (S Class)(3)
Franklin Small Cap Value Securities Fund (Class 2)	ING Opportunistic LargeCap Portfolio (Class S)
ING American Century Small-Mid Cap Value Portfolio	ING PIMCO High Yield Portfolio (Class S)
(S Class)	ING PIMCO Total Return Bond Portfolio (Class S)
ING American Funds Bond Portfolio(1)	ING Pioneer Fund Portfolio (Class S)
ING American Funds Growth Portfolio(1)	ING Pioneer Mid Cap Value Portfolio (Class S)
ING American Funds Growth-Income Portfolio(1)	ING RussellTM Large Cap Growth Index Portfolio (Class S)
ING American Funds International Portfolio(1)	ING Small Company Portfolio (Class S)
ING Balanced Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class S)
ING Baron Small Cap Growth Portfolio (S Class)	ING Solution Income Portfolio (S Class)(4)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Solution 2015 Portfolio (S Class)(4)
ING BlackRock Large Cap Growth Portfolio (Class S)(2)	ING Solution 2025 Portfolio (S Class)(4)
ING BlackRock Science and Technology Opportunities	ING Solution 2035 Portfolio (S Class)(4)
Portfolio (Class S)	ING Solution 2045 Portfolio (S Class)(4)
ING Clarion Global Real Estate Portfolio (Class S)	ING Strategic Allocation Conservative Portfolio (Class S)(4)
ING Davis New York Venture Portfolio (S Class)	ING Strategic Allocation Growth Portfolio (Class S)(4)
ING DFA Global All Equity Portfolio (Class S)(3)(4)	ING Strategic Allocation Moderate Portfolio (Class S)(4)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING GET U.S. Core Portfolio(5)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Growth and Income Portfolio (Class S)	(S Class)
ING Index Plus LargeCap Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Index Plus MidCap Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (S Class)
ING Index Plus SmallCap Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (S Class)
ING Intermediate Bond Portfolio (Class S)	ING Thornburg Value Portfolio (S Class)
ING International Index Portfolio (Class S)	ING UBS U.S. Large Cap Equity Portfolio (S Class)
ING International Value Portfolio (Class S)	ING U.S. Bond Index Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)
ING JPMorgan Mid Cap Value Portfolio (S Class)	ING Van Kampen Equity and Income Portfolio (S Class)(6)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Wells Fargo Omega Growth Portfolio (Class S)(3)
(S Class)(3)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Liquid Assets Portfolio (Class S)	Portfolio (Class S)(7)
ING Marsico International Opportunities Portfolio (Class S)	Oppenheimer Main Street Small Cap Fund® /VA
ING MFS Total Return Portfolio (Class S)	(Service Shares)
ING MFS Utilities Portfolio (Class S)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING MidCap Opportunities Portfolio (Class S)	Pioneer Equity Income VCT Portfolio (Class II)

*	The ING Diversified International Fund was closed to new investments on April 26, 2007. The ING PIMCO Total Return Portfolio and
ING Van Kampen Capital Growth Portfolio were closed to new investments on May 1, 2009. There is no further information about these funds in this prospectus.
(1)	These portfolios are “Master-Feeder” funds. See “The Funds” for additional information.
(2)	Class I shares of this fund are available only to those investors who were invested in the Initial Class shares of the ING American Century
Select Portfolio as of April 29, 2005. On April 27, 2007, the ING American Century Select Portfolio merged into the ING BlackRock Large
Cap Growth Portfolio.
(3)	This fund has changed its name to the name listed above. See Appendix B–The Funds for a complete list of former and current fund names.
(4)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “The Funds” for additional information.
(5)	The ING GET U.S. Core Portfolio is not currently available for investment.
(6)	As of April 29, 2005, Initial Class shares of this fund were closed for further investment.
(7)	WisdomTreeSM is a service mark of WisdomTree Investments.

X.70600-10B	July 2010